UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31,

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS AGGRESSIVE

GROWTH FUND

FORM N-Q

MAY 31, 2007

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 17.4%
Media - 17.1%
9,900,000	Cablevision Systems Corp., New York Group, Class A Shares *	$358,281,000
868,000	CBS Corp., Class B Shares	28,869,680
2,091,000	Comcast Corp., Class A Shares *	57,314,310
17,250,000	Comcast Corp., Special Class A Shares *	468,855,000
1,700,000	Discovery Holding Co., Class A Shares *	39,746,000
771,931	Liberty Global Inc., Series A Shares *	29,642,150
782,848	Liberty Global Inc., Series C Shares *	27,986,816
875,000	Liberty Media Holding Corp., Capital Group, Series A Shares *	98,787,500
4,375,000	Liberty Media Holding Corp., Interactive Group, Series A Shares *	106,006,250
24,000,000	Sirius Satellite Radio Inc. *	70,320,000
16,000,000	Time Warner Inc.	341,920,000
868,000	Viacom Inc., Class B Shares *	38,990,560
5,500,000	Walt Disney Co.	194,920,000
1,100,000	World Wrestling Entertainment Inc., Class A Shares	19,261,000

	Total Media	1,880,900,266

Specialty Retail - 0.3%
2,907,200	Charming Shoppes Inc. *	36,223,712

	TOTAL CONSUMER DISCRETIONARY	1,917,123,978

ENERGY - 17.0%
Energy Equipment & Services - 10.1%
1,447,500	Core Laboratories NV *	133,068,675
5,099,700	Grant Prideco Inc. *	289,611,963
12,800,000	Weatherford International Ltd. *	695,552,000

	Total Energy Equipment & Services	1,118,232,638

Oil, Gas & Consumable Fuels - 6.9%
15,200,000	Anadarko Petroleum Corp.	754,680,000

	TOTAL ENERGY	1,872,912,638

FINANCIALS - 15.7%
Capital Markets - 13.4%
1,487,400	Cohen & Steers Inc.	77,329,926
30,000	Goldman Sachs Group Inc.	6,924,600
13,400,000	Lehman Brothers Holdings Inc.	983,292,000
4,400,000	Merrill Lynch & Co. Inc.	408,012,000

	Total Capital Markets	1,475,558,526

Diversified Financial Services - 0.5%
897,100	CIT Group Inc.	53,763,203

Thrifts & Mortgage Finance - 1.8%
4,500,000	Astoria Financial Corp.	119,970,000
4,300,000	New York Community Bancorp Inc.	75,164,000

	Total Thrifts & Mortgage Finance	195,134,000

	TOTAL FINANCIALS	1,724,455,729

HEALTH CARE - 30.4%
Biotechnology - 15.0%
1,481,400	Alkermes Inc. *	23,791,284
6,800,000	Amgen Inc. *	383,044,000
149,875	AP Pharma Inc. *	398,667
8,000,000	Biogen Idec Inc. *	417,760,000
532,000	Genentech Inc. *	42,437,640
6,976,300	Genzyme Corp. *	450,110,876
4,600,000	ImClone Systems Inc. *	190,072,000
1,050,000	Isis Pharmaceuticals Inc. *	10,563,000
539,275	Micromet Inc. *	1,483,006
5,840,000	Millennium Pharmaceuticals Inc. *	63,480,800
880,000	Nabi Biopharmaceuticals *	4,523,200

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Biotechnology - 15.0% (continued)
2,000,000	Vertex Pharmaceuticals Inc. *	$59,720,000
620,665	ViaCell Inc. *	3,798,470

	Total Biotechnology	1,651,182,943

Health Care Providers & Services - 8.4%
17,027,600	UnitedHealth Group Inc.	932,601,652

Life Sciences Tools & Services - 0.0%
650,000	Nanogen Inc. *	864,500

Pharmaceuticals - 7.0%
1,188,376	Anesiva Inc. *	8,972,239
1,608,100	BioMimetic Therapeutics Inc. *	29,363,906
8,000,000	Forest Laboratories Inc. *	405,680,000
2,156,000	Johnson & Johnson	136,410,120
4,800,000	King Pharmaceuticals Inc. *	101,952,000
800,520	Teva Pharmaceutical Industries Ltd., ADR	31,380,384
3,600,000	Valeant Pharmaceuticals International	56,844,000

	Total Pharmaceuticals	770,602,649

	TOTAL HEALTH CARE	3,355,251,744

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.8%
3,179,475	L-3 Communications Holdings Inc.	302,876,789

Industrial Conglomerates - 4.5%
15,000,000	Tyco International Ltd.	500,400,000

Machinery - 1.1%
2,790,500	Pall Corp.	124,874,875

	TOTAL INDUSTRIALS	928,151,664

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.5%
3,175,000	C-COR Inc. *	46,482,000
7,500,000	Motorola Inc.	136,425,000
675,072	Nokia Oyj	18,480,668
2,924,928	Nokia Oyj, ADR	80,084,528

	Total Communications Equipment	281,472,196

Computers & Peripherals - 2.4%
350,000	LaserCard Corp. *	4,235,000
6,150,000	Quantum Corp. *	19,003,500
4,000,000	SanDisk Corp. *	174,200,000
3,180,150	Seagate Technology	65,479,289

	Total Computers & Peripherals	262,917,789

Electronic Equipment & Instruments - 0.2%
689,000	Excel Technology Inc. *	18,616,780

Semiconductors & Semiconductor Equipment - 4.9%
5,000,000	Broadcom Corp., Class A Shares *	152,800,000
821,300	Cabot Microelectronics Corp. *	27,480,698
3,520,000	Cirrus Logic Inc. *	27,244,800
1,300,000	Cree Inc. *	29,250,000
1,270,000	DSP Group Inc. *	27,673,300
3,280,000	Intel Corp.	72,717,600
9,800,000	Micron Technology Inc. *	119,364,000
1,000,000	RF Micro Devices Inc. *	6,530,000
738,100	Standard Microsystems Corp. *	22,895,862
2,900,000	Teradyne Inc. *	49,358,000

	Total Semiconductors & Semiconductor Equipment	535,314,260

Software - 1.2%
1,100,000	Advent Software Inc. *	39,655,000
1,700,000	Autodesk Inc. *	77,265,000

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Software - 1.2% (continued)
680,800	Microsoft Corp.	$20,880,136

	Total Software	137,800,136

	TOTAL INFORMATION TECHNOLOGY	1,236,121,161

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $6,009,005,875)	11,034,016,914

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.0%
Repurchase Agreement - 0.0%
$4,062,000	Interest in $409,348,000 joint tri-party repurchase agreement dated 5/31/07 with Greenwich Capital Markets Inc., 5.260% due 6/1/07; Proceeds at maturity - $4,062,594; (Fully collateralized by various U.S. government agency obligations, 5.000% to 6.000% due 3/1/17 to 4/1/37; Market value - $4,143,245) (Cost - $4,062,000)	4,062,000

	TOTAL INVESTMENTS - 100.1% (Cost - $6,013,067,875#)	11,038,078,914
	Liabilities in Excess of Other Assets - (0.1)%	(11,983,468)

	TOTAL NET ASSETS - 100.0%	$11,026,095,446

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund (formerly known as Legg Mason Partners Aggressive Growth Fund, Inc.) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), open-end management investment company. Prior to April 16, 2007, the Fund was a Maryland corporation, registered under the 1940 Act, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,434,344,768
Gross unrealized depreciation	(409,333,729)

Net unrealized appreciation	$5,025,011,039

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 26, 2007